Valuation And Qualifying Accounts (Allowance For Doubtful Accounts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 454	$ 483	$ 547
Charged to Costs and Expenses	1,416	1,032	954
Charged to Other Accounts	0	(32)	(30)
Acquisitions	214	0	0
Deductions	1,380	1,029	988
Balance at End of Period	704	454	483
Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,182	927	886
Charged to Costs and Expenses	283	0	94
Charged to Other Accounts	373	445	0
Acquisitions	420	0	0
Deductions	117	190	53
Balance at End of Period	$ 2,141	$ 1,182	$ 927